Leases - Schedule of Operating Lease (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Operating Lease [Abstract]
Operating lease right-of-use assets	$ 5,261	¥ 35,833	¥ 37,048
Lease liabilities – current	1,002	6,823	6,793
Lease liabilities-non current	3,774	25,706	25,491
Total operating lease liabilities	$ 4,776	¥ 32,529	¥ 32,284